Note 12 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2016	4,845	271	5,116
2017	3,189	134	3,323
2018	2,026	66	2,092
2019	1,181	-	1,181
2020	215	-	215
	11,456	471	11,927